GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
Balance as of January 1, 2013	$6,121

Foreign currency translation adjustments	47

Balance as of December 31, 2013	6,168

Acquired during the year (see Note 1d)	13,518

Foreign currency translation adjustments	(309)

Balance as of December 31, 2014	$19,377